Derivative instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Loss (recovery) on derivative	$ 0	$ 0
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	$ 184,000,000
Value-at-risk methodology assumed holding period for instruments	1 day
Value-at-risk methodology confidence level percentage	99.00%
Additional collateral The Bank of New York Mellon would have to post for existing collateral arrangements, if The Bank of New York Mellon's debt rating had fallen below investment grade	$ 102,000,000
Securities available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	12,300,000,000
Hedged financial instruments, notional amount of derivative	12,365,000,000	9,233,000,000
Long-term debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	24,000,000,000
Hedged financial instruments, notional amount of derivative	$ 23,950,000,000	20,450,000,000
Interest rate swap | Securities available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum, of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	$ 12,300,000,000.0
Interest rate swap | Long-term debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum, of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	$ 24,000,000,000
Original maturities, minimum, of hedged instruments	5 years
Foreign exchange contracts | Cash flow hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Pretax gain (loss) recorded in accumulated other comprehensive income	$ 33,000,000	(52,000,000)	$ 0
Foreign exchange contracts | Net investment hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	8,300,000,000.0
Pretax gain (loss) recorded in accumulated other comprehensive income	$ (625,000,000)	$ 652,000,000	$ 474,000,000
Foreign exchange contracts | Maximum | Net investment hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum	1 year
Foreign exchange contracts | Forecasted Foreign Currency | Cash flow hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum, of hedged instruments	15 months
Hedged financial instruments, notional amount of derivative	$ 415,000,000
Pretax gain (loss) recorded in accumulated other comprehensive income	$ 12,000,000
Foreign exchange contracts | Forecasted Foreign Currency | Maximum | Cash flow hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum	12 months